Events Subsequent to March 31, 2018 (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Convertible notes	$ 1,889,246	$ 897,111	$ 198,547
Subsequent Event [Member]
Cash purchase price	225,939,059
Principal obligations	$ 6,664,895
Shares issuable upon conversion	254,618,074
Subsequent Event [Member] | August 2017 Notes [Member]
Warrants issued to purchase common shares	209,127,385
Debt conversion price	$ 0.03
Debt maturity date	Jun. 01, 2023
Principal and interest payment description

The August 2017 Note terms regarding principal and interest payment provisions were extended to be identical to the terms of the June 2018 Notes and the principal amount was increased by 30%, in consideration of waiving events of default and extending payment terms.

Subsequent Event [Member] | August 2017 Notes [Member] | Series A Preferred Stock
Convertible conversion ratio, description	Series A Preferred Stock may be converted into Common Stock at any time at the ratio of 1.7361 shares of Common Stock for every share of Series A Preferred Stock (an increase from 1.0608)
Subsequent Event [Member] | August 2017 Notes [Member] | Series A Preferred Stock | Minimum [Member]
Adjusted conversion price	$ 0.043
Subsequent Event [Member] | August 2017 Notes [Member] | Series A Preferred Stock | Maximum [Member]
Adjusted conversion price	$ 0.0707
Subsequent Event [Member] | June 2018 Notes [Member]
Convertible notes	$ 1,217,293
Warrants issued to purchase common shares	49,520,548
Exercise price	$ 0.036
Cash purchase price	$ 1,034,699
Original issuance discount rate	15.00%
Debt conversion price	$ 0.03
Interest rate	10.00%
Debt maturity date	Aug. 01, 2019
Debt instrument, redemption, description

Commencing on April 1, 2019 and on the first day of each calendar month thereafter until maturity, the Company is required to redeem an amount of the convertible notes equal to 1/5th of the original principal amount, plus 10% of such monthly redemption amount as a bonus.

Subsequent Event [Member] | August 2017 Notes One [Member]
Warrants issued to purchase common shares	176,418,511
Debt conversion price	$ 0.03